SCHEDULE OF LIABILITIES WITH SIGNIFICANT UNOBSERVABLE INPUTS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Platform Operator, Crypto-Asset [Line Items]
Derivative liabilities	$ 626,792	$ 531,527
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative liabilities	$ 626,792	$ 531,527